Borrowings - Schedule of Borrowings (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Schedule of Borrowings [Line Items]
Principal		$ 1,434,343
Short-term		1,135,925	$ 466,599
Long-term			34,713
Long-term (current portion)		$ 68,137	66,882
Maybank Singapore Limited [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[1]	5.00%
Start	[1]	July 2022
Maturity	[1]	June 2027
Principal	[1]	$ 298,418
Short-term	[1]
Long-term	[1]		34,713
Long-term (current portion)	[1]	$ 68,137	66,882
Firmus Tactical Opportunities Fund [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[2]	24.00%
Start	[2]	December 2025
Maturity	[2]	Due on demand
Principal	[2]	$ 1,135,925
Short-term	[2]	1,135,925	466,599
Long-term	[2]
Long-term (current portion)	[2]

[1]	This borrowing is guaranteed by the Group’s shareholder, Poh Kiong Tan.
[2]	On July 20, 2025, the Company and its subsidiary, Trident, together with two related parties controlled by Mr. Lim Soon Huat, the Company’s Chief Executive Officer and Director (Trident Consultancy Pte Ltd and Tri Wealth Ltd, collectively with the Company and its subsidiary, the “Joint Obligors”), entered into a Facility Agreement with Firmus Tactical Opportunities Fund I (the “Lender”) for a short-term loan facility of up to $1,477,564 (SGD1,900,000). During the year ended December 31, 2025, the Group drew down $466,599 (SGD600,000) under the facility. During the six months ended June 30, 2026, the Group drew down $680,998 (SGD870,000) under the facility. F-24 Borrowings under the facility bear interest at a fixed rate of 2.0% per month, with a default interest rate of 4.0% per month. Each tranche of the facility generally matures within 30 days or one month from the respective date of disbursement, unless the Lender, at its sole and discretion, agrees to extend the maturity date for such tranche for another month or such other period. As of June 30, 2026, certain tranches drawn down under the facility remained outstanding beyond their original contractual maturity dates and have been extended by the Lender. The facility is secured by a fixed and floating charge over all present and future assets of the Joint Obligors, an assignment of receivables, and a personal guarantee and deed of undertaking provided by Mr. Lim Soon Huat. Given the Lender’s right to demand repayment at any time, the entire outstanding balance under the facility is classified as a due on demand borrowing and presented as a short-term borrowing as of June 30, 2026. The Group utilized the facility for working capital and general corporate purposes. As of June 30, 2026, the outstanding principal balance and accrued interest under this facility were $1,135,925 (SGD1,470,000) and $124,705 (SGD161,381), respectively.